Label	Element	Value
Direxion Daily Retail Bull 3X Shares
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Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Retail Bull 3X Shares (RETL)

Supplement dated September 30, 2016 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

dated February 29, 2016, as last supplemented June 13, 2016

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index of the Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Regional Banks Bear 3X Shares (collectively the “Regional Banks Funds”) and the Direxion Daily Retail Bull 3X Shares (the “Retail Fund”) (each a “Fund” and collectively the “Funds”).

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Retail Bull 3X Shares
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In addition, on page 4 of the Retail Fund’s Summary Prospectus and on page 239 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2015 was 19.30%. The Index’s highest volatility rate for any one calendar year during the five-year period was 28.89% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2015 was 13.79%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Additionally, on page 2 of the summary section of the Retail Fund’s Summary Prospectus under “Principal Investment Risks,” and on page 237 of the Retail Fund’s statutory Prospectus, the following risk is added:

Consumer Discretionary Sector Risk — The Fund may invest in, and/or have exposure to, the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

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Effective December 1, 2016, the Funds’ underlying indices will change as shown in the table below and all references to each Fund’s Current Index in the Summary Prospectuses, Prospectus and SAI will be replaced with the corresponding New Index:

Fund Name	Current Index	New Index
Direxion Daily Regional Banks Bull 3X Shares	Solactive US Regional Bank Index	S&P Regional Banks Select Industry Index
Direxion Daily Regional Banks Bear 3X Shares	Solactive US Regional Bank Index	S&P Regional Banks Select Industry Index
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index	S&P Retail Select Industry Index

Retail Fund

Effective December 1, 2016, all descriptions of the Retail Fund’s Current Index in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

S&P Retail Select Industry Index

The Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) retail sub-industry. To be eligible for inclusion in the Index, stocks must satisfy one of the two following combined size and liquidity criteria: (1) float-adjusted market capitalization above $500 million and float-adjusted liquidity ratio above 90% or (2) float-adjusted market capitalization above $400 million and float-adjusted liquidity ratio above 150%. The Index is rebalanced quarterly. As of July 29, 2016, the Index had 95 constituents. As of July 29, 2016, the Index had a median market capitalization of $3.0 billion and included companies with capitalizations ranging from $337 million to $358 billion. As of July 29, 2016, the Index was concentrated in the consumer discretionary sector.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2016, all descriptions of the Retail Fund’s Current Index in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the New Index:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more information, please contact the Funds at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.